Composition of Net Loans (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
Real estate loans	$ 292,750,000	$ 312,766,000
Business loans	46,997,000	38,160,000
Consumer loans	29,391,000	38,540,000
Total Gross Loans	369,138,000	389,466,000
Unearned income	(248,000)	(204,000)
Allowance for loan losses	(6,954,000)	(6,681,000)
Loans, net	361,936,000	382,581,000
Land Development and Construction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Real estate loans	12,755,000	13,480,000
Farmland
Accounts, Notes, Loans and Financing Receivable [Line Items]
Real estate loans	31,663,000	35,912,000
1-4 Family Mortgages
Accounts, Notes, Loans and Financing Receivable [Line Items]
Real estate loans	115,837,000	133,987,000
Commercial Real Estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Real estate loans	132,495,000	129,387,000
Commercial and Industrial Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Business loans	45,564,000	36,581,000
Farm Production and Other Farm Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Business loans	1,433,000	1,579,000
Credit Cards
Accounts, Notes, Loans and Financing Receivable [Line Items]
Consumer loans	1,050,000	995,000
Other Consumer Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Consumer loans	$ 28,341,000	$ 37,545,000